SEGMENT INFORMATION - Noncurrent Assets by Geographic Region (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Non-current assets	$ 17,537	$ 9,371
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	2,032	918
Canada
Disclosure of geographical areas [line items]
Non-current assets	2,403	2,355
Australia
Disclosure of geographical areas [line items]
Non-current assets	746	909
Brazil
Disclosure of geographical areas [line items]
Non-current assets	4,205	3,545
United States of America
Disclosure of geographical areas [line items]
Non-current assets	3,823	471
Middle East
Disclosure of geographical areas [line items]
Non-current assets	108	138
Europe
Disclosure of geographical areas [line items]
Non-current assets	3,765	401
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 455	$ 634